Employee benefit plans - Summary of movement in the defined benefit obligation over the year (Details) - Present value of defined benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	$ (38,548)	$ (53,314)
Current service cost	(2,446)	(2,353)
Past service cost	0	(97)
Interest cost	(1,186)	(2,116)
Actuarial gain (loss)	(2,116)	(7,878)
Assets distributed on settlement	18,091	24,430
Benefit payments	1,352	3,765
Exchange gain (loss)	158	(985)
Ending Balance	(24,695)	(38,548)
Employee benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(20,182)	(16,239)
Current service cost	(2,446)	(2,181)
Past service cost	0	0
Interest cost	(639)	(669)
Actuarial gain (loss)	(2,664)	(3,097)
Assets distributed on settlement	3,146	0
Benefit payments	1,172	1,576
Exchange gain (loss)	(361)	428
Ending Balance	(21,974)	(20,182)
SERP
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(18,366)	(37,075)
Current service cost	0	(172)
Past service cost	0	(97)
Interest cost	(547)	(1,447)
Actuarial gain (loss)	548	(4,781)
Assets distributed on settlement	14,945	24,430
Benefit payments	180	2,189
Exchange gain (loss)	519	(1,413)
Ending Balance	$ (2,721)	$ (18,366)